Product Related Liabilities	12 Months Ended
Dec. 31, 2015
Product Related Liabilities

11. Product Related Liabilities

Autoliv is exposed to product liability and warranty claims in the event that the Company’s products fail to perform as represented and such failure results, or is alleged to result, in bodily injury, and/or property damage or other loss. The Company has reserves for product risks. Such reserves are related to product performance issues including recall, product liability and warranty issues.

The Company records liabilities for product related risks when probable claims are identified and when it is possible to reasonably estimate costs. Provisions for warranty claims are estimated based on prior experience, likely changes in performance of newer products, and the mix and volume of the products sold. The provisions are recorded on an accrual basis.

The increases in reserve in 2015, 2014 and 2013 were split between warranty and recall related issues. Cash payments in 2015, 2014 and 2013 were split between warranty and recall related issues. The table below summarizes the change in the balance sheet position of the product related liabilities.

DECEMBER 31	2015	2014	2013
Reserve at beginning of the year	$51.3	$36.4	$29.9
Change in reserve	37.9	37.9	21.3
Cash payments	(26.5)	(20.9)	(15.2)
Translation difference	(1.9)	(2.1)	0.4

Reserve at end of the year	$60.8	$51.3	$36.4